Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-14740
Entity Registrant Name	North American Nickel Inc.
Entity Central Index Key	0000795800
Entity Address, Address Line One	c/o Bennett Jones LLP
Entity Address, Address Line Two	3400 — One First Canadian Place
Entity Address, Address Line Three	P.O. Box 130
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1A4